Financial Assets and Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 237,043	€ 249,453	€ 166,762
Proceeds from loans	630,015	759,526	419,471
Principal paid on lease liabilities	(4,811)	(5,846)	(2,809)
Interest paid on lease liabilities	(1,739)	(1,911)	(1,341)
Repayments of loans	(665,669)	(770,956)	(337,977)
Interest and bank fees paid	(13,206)	(19,639)	(18,908)
Total changes from financing cash flows	(55,410)	(38,826)	58,436
The effect of changes in foreign exchange rates	(1,572)	830	(441)
Change in fair value of derivative warrant liabilities	(1,910)	(1,081)	(6,476)
New leases	2,478	3,310	1,386
Governmental loan receivable	(72)	1,447
Business combinations			13,014
Interest and bank fees expenses	17,473	21,910	15,247
Other	(190)		1,525
Total liability-related other changes	17,779	25,586	24,696
Ending Balance	197,840	237,043	249,453
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	198,469	207,357	133,627
Proceeds from loans	630,015	759,526	419,471
Repayments of loans	(665,669)	(770,956)	(337,977)
Interest and bank fees paid	(13,206)	(19,639)	(18,908)
Total changes from financing cash flows	(48,860)	(31,069)	62,586
The effect of changes in foreign exchange rates	(605)	735	(149)
Governmental loan receivable	(72)	1,447
Transfers			(3,893)
Interest and bank fees expenses	15,734	19,999	13,906
Other			1,280
Total liability-related other changes	15,662	21,446	11,293
Ending Balance	164,666	198,469	207,357
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,168	3,119	5,834
The effect of changes in foreign exchange rates	(188)	130	(132)
Change in fair value of derivative warrant liabilities	(1,910)	(1,081)	(6,476)
Transfers			3,893
Total liability-related other changes	(1,910)	(1,081)	(2,583)
Ending Balance	70	2,168	3,119
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	36,406	38,977	27,301
Principal paid on lease liabilities	(4,811)	(5,846)	(2,809)
Interest paid on lease liabilities	(1,739)	(1,911)	(1,341)
Total changes from financing cash flows	(6,550)	(7,757)	(4,150)
The effect of changes in foreign exchange rates	(779)	(35)	(160)
New leases	2,478	3,310	1,386
Business combinations			13,014
Interest and bank fees expenses	1,739	1,911	1,341
Other	(190)		245
Total liability-related other changes	4,027	5,221	15,986
Ending Balance	€ 33,104	€ 36,406	€ 38,977